Taxation (Earnings before Income Tax, Domestic and Foreign) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 PRC Mainland Entities [Member] CNY	Dec. 31, 2013 PRC Mainland Entities [Member] CNY	Dec. 31, 2012 PRC Mainland Entities [Member] CNY	Dec. 31, 2014 Non-PRC Mainland Entities [Member] CNY	Dec. 31, 2013 Non-PRC Mainland Entities [Member] CNY	Dec. 31, 2012 Non-PRC Mainland Entities [Member] CNY
Earnings before Income Tax, Domestic and Foreign [Line Items]
Earnings before income taxes	$ 205,595	1,275,637	1,957,798	2,355,078	1,465,610	1,870,816	2,361,990	(189,973)	86,982	(6,912)